Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders Deficit - USD ($) shares in Thousands, $ in Thousands	Total	Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Series B-1 Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Series B-2 Preferred Stock [Member]	Common Shares [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Loss [Member]	Retained Earnings [Member]
Temporary equity, beginning balance at Dec. 31, 2018		$ 83,449
Temporary equity beginning balance, shares at Dec. 31, 2018		50,323
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Preferred stock for conversion of convertible promissory notes and accrued interest					$ 10,068
Issuance of Preferred stock for conversion of convertible promissory notes and accrued interest, shares					2,690
Issuance of Preferred stock for cash, net of issuance costs			$ 246	$ 56,542
Issuance of Preferred stock for cash, net of issuance costs,shares			79	15,226
Temporary equity, ending balance at Dec. 31, 2019	$ 150,305	$ 150,305
Temporary equity ending balance, shares at Dec. 31, 2019	68,318	68,318
Beginning balance at Dec. 31, 2018	$ (44,252)					$ 0	$ 1,715	$ 0	$ (45,967)
Beginning balance, shares at Dec. 31, 2018						5,479
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercises of common stock options	304						304
Exercises of common stock options, shares						2,360
Common stock warrants issued	38						38
Stock-based compensation	3,667						3,667
Net loss	(50,226)								(50,226)
Ending balance at Dec. 31, 2019	(90,469)					$ 0	5,724	0	(96,193)
Ending balance, shares at Dec. 31, 2019						7,839
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Preferred stock for cash, net of issuance costs				$ 10,300
Issuance of Preferred stock for cash, net of issuance costs,shares				2,751
Temporary equity, ending balance at Mar. 31, 2020		$ 160,605
Temporary equity ending balance, shares at Mar. 31, 2020		71,069
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercises of common stock options	19						19
Exercises of common stock options, shares						61
Stock-based compensation	366						366
Net loss	(15,941)								(15,941)
Ending balance at Mar. 31, 2020	(106,025)					$ 0	6,109	0	(112,134)
Ending balance, shares at Mar. 31, 2020						7,900
Temporary equity, beginning balance at Dec. 31, 2019	$ 150,305	$ 150,305
Temporary equity beginning balance, shares at Dec. 31, 2019	68,318	68,318
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Preferred stock for cash, net of issuance costs				$ 10,300
Issuance of Preferred stock for cash, net of issuance costs,shares				2,751
Temporary equity, ending balance at Dec. 31, 2020	$ 160,605	$ 160,605
Temporary equity ending balance, shares at Dec. 31, 2020	71,069	71,069
Beginning balance at Dec. 31, 2019	$ (90,469)					$ 0	5,724	0	(96,193)
Beginning balance, shares at Dec. 31, 2019						7,839
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercises of common stock options	$ 226						226
Exercises of common stock options, shares	694					1,267
Common stock warrants issued	$ 391						391
Foreign currency translation adjustment	9							9
Stock-based compensation	1,560						1,560
Net loss	(65,994)								(65,994)
Ending balance at Dec. 31, 2020	(154,277)					$ 0	7,901	9	(162,187)
Ending balance, shares at Dec. 31, 2020						9,106
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Preferred stock for cash, net of issuance costs				$ 0
Issuance of Preferred stock for cash, net of issuance costs,shares				0
Temporary equity, ending balance at Mar. 31, 2021	$ 160,605	$ 160,605
Temporary equity ending balance, shares at Mar. 31, 2021	71,069	71,069
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercises of common stock options	$ 2,816						2,816
Exercises of common stock options, shares	5,979					6,051
Foreign currency translation adjustment	$ (7)							(7)
Stock-based compensation	14,513						14,513
Net loss	(38,101)								(38,101)
Ending balance at Mar. 31, 2021	$ (175,056)					$ 0	$ 25,230	$ 2	$ (200,288)
Ending balance, shares at Mar. 31, 2021						15,157